Property, Plant, and Equipment - Summary of Property, Plant, and Equipment (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment beginning balance	€ 12,482	€ 5,581	€ 2,225
Increase in property, plant, and equipment	5,443	6,901	3,375
Decrease in property, plant, and equipment	(118)		18
Property, plant, and equipment ending balance	17,808	12,482	5,581
Total, gross [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment beginning balance	15,685	7,646	3,775
Increase in property, plant, and equipment	7,114	8,039	4,365
Decrease in property, plant, and equipment	(329)		(493)
Property, plant, and equipment ending balance	22,470	15,685	7,646
Total, gross [member] | Laboratory equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment beginning balance	3,097	2,357	2,257
Increase in property, plant, and equipment	2,806	740	467
Decrease in property, plant, and equipment	(83)		(368)
Property, plant, and equipment ending balance	5,820	3,097	2,357
Total, gross [member] | Building fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment beginning balance	4,610	938	930
Increase in property, plant, and equipment	534	3,672	8
Decrease in property, plant, and equipment	(46)
Property, plant, and equipment ending balance	5,098	4,610	938
Total, gross [member] | Office equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment beginning balance	607	209	215
Increase in property, plant, and equipment	275	398	24
Decrease in property, plant, and equipment	(116)		(30)
Property, plant, and equipment ending balance	766	607	209
Total, gross [member] | Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment beginning balance	986	470	322
Increase in property, plant, and equipment	116	516	244
Decrease in property, plant, and equipment	(30)		(95)
Property, plant, and equipment ending balance	1,073	986	470
Total, gross [member] | Property, plant, and equipment in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment beginning balance	6,385	3,672	51
Increase in property, plant, and equipment	3,384	2,713	3,622
Decrease in property, plant, and equipment	(55)
Property, plant, and equipment ending balance	9,714	6,385	3,672
Total accumulated amortization and depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment beginning balance	3,202	2,065	1,550
Increase in property, plant, and equipment	1,671	1,137	990
Decrease in property, plant, and equipment	(211)		(475)
Property, plant, and equipment ending balance	4,663	3,202	2,065
Total accumulated amortization and depreciation [member] | Scenario, Previously Reported [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment beginning balance	3,203
Property, plant, and equipment ending balance		3,203
Total accumulated amortization and depreciation [member] | Laboratory equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment beginning balance	1,505	948	916
Increase in property, plant, and equipment	802	557	382
Decrease in property, plant, and equipment	(63)		(349)
Property, plant, and equipment ending balance	2,244	1,505	948
Total accumulated amortization and depreciation [member] | Building fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment beginning balance	1,109	782	286
Increase in property, plant, and equipment	484	327	496
Decrease in property, plant, and equipment	(14)
Property, plant, and equipment ending balance	1,580	1,109	782
Total accumulated amortization and depreciation [member] | Office equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment beginning balance	212	131	126
Increase in property, plant, and equipment	213	81	35
Decrease in property, plant, and equipment	(105)		(30)
Property, plant, and equipment ending balance	320	212	131
Total accumulated amortization and depreciation [member] | Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment beginning balance	377	205	222
Increase in property, plant, and equipment	172	172	78
Decrease in property, plant, and equipment	(30)		(95)
Property, plant, and equipment ending balance	€ 520	€ 377	€ 205